Long-Term Debt, Fiscal 2020 Activity (Details) € in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2020 USD ($)	Sep. 26, 2020	Jan. 31, 2020 EUR (€)
1.00% First Priority Senior Secured Notes due July 2025 [Member]
Long-Term Debt [Abstract]
Face amount of debt issued | €			€ 700
Interest rate	1.00%	1.00%	1.00%
1.50% First Priority Senior Secured Notes due July 2027 [Member]
Long-Term Debt [Abstract]
Face amount of debt issued | €			€ 375
Interest rate	1.50%	1.50%	1.50%
Term Loan due July 2026 [Member]
Long-Term Debt [Abstract]
Face amount of debt issued | $	$ 4,250
Reduction in Interest rate	(0.50%)
Term Loan - Euro Denominated due July 2026 [Member] | Other Expense, Net [Member]
Long-Term Debt [Abstract]
Debt extinguishment costs | $	$ 18